Commitments and Contingencies (Details) - Schedule of future payments for employment agreements	Dec. 31, 2021 USD ($)
Schedule of future payments for employment agreements [Abstract]
2022	$ 1,235,937
2023	479,584
2024	112,903
Total minimum payment required	$ 1,828,424